STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

April 30, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Jaea Hahn
RE:	Delaware VIP Trust (the "Registrant")
File Nos. 811-05162; 033-14363

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 73 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on April 27, 2018.

Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Sincerely,
/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Earthen Johnson
Macquarie Investment Management
Bruce G. Leto